Principal Accounting Policies (Narrative - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 222,304		¥ 263,618	¥ 256,801
Government Subsidies
Others	2,240,149	$ 325,816	2,192,100	10,530,941
Increase (Decrease) in Restricted Cash			32,752	214,436
Cash Equivalents, at Carrying Value	560,356
Restricted Cash, Current	270,670
Government Subsidies [Member]
Government Subsidies
Others	¥ 51,357		¥ 27,322	¥ 21,098